Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	8,923,617	31
Common stock, shares outstanding (in shares)	8,923,617	31
Series B Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	2,106
Preferred stock, shares outstanding (in shares)	0	2,106
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Series D Preferred Stock [Member]
Preferred stock, shares outstanding (in shares)	100,000	0
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000